Shareholders’ Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands						9 Months Ended		12 Months Ended
	Oct. 28, 2021	May 26, 2021	May 07, 2021	Mar. 25, 2021	Jan. 08, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Value, New Issues	$ 8,500						$ 5,035	$ 12,583	$ 5,995
Proceeds from Issuance of Common Stock	$ 7,560						5,035	12,583	5,995
Proceeds from Warrant Exercises							$ 822	$ 3,709
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 31	$ 36.75	$ 102.5
Mrs zigdon [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		100,000
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised								135,109
Proceeds from Warrant Exercises								$ 3,709
Warrants and Rights Outstanding, Term	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 31.5
Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				104,742	62,768
Stock Issued During Period, Value, New Issues				$ 3,300	$ 2,008
Proceeds from Issuance of Common Stock				$ 2,872	$ 1,700
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			15,192
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	100,592
Shares Issued, Price Per Share	$ 33.8		$ 1.26
Proceeds from underwriting discount			$ 463
Concurrent Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	100,592
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	150,889
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	113,167
Private Placement [Member] | Placement Agent [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	17,604
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 42.25
Warrants and Rights Outstanding, Maturity Date	Oct. 26, 2026